Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

14.  Trade and other payables

(a)	This caption is made up as follows:

	2022	2021
	US$(000)	US$(000)

Trade payables (b)
Domestic suppliers	181,071	190,549
Related entities, note 32(b)	163	113
	181,234	190,662
Other payables
Remuneration and similar benefits payable	35,996	35,393
Interest payable	14,911	16,606
Taxes payable	8,910	11,880
Exploration expenses payable	4,053	—
Royalties payable to the Peruvian State	1,895	2,765
Dividends payable (c)	639	567
Related entities, note 32(b)	20	14
Closed hedge instruments accounts payables	—	1,234
Other liabilities	3,884	3,557
	70,308	72,016

Total trade and other payables	251,542	262,678

Classification by maturity:
Current portion	247,989	259,641
Non-current portion	3,553	3,037

Total trade and other payables	251,542	262,678

Classification by nature:
Financial payables	240,737	248,033
Non-financial payables	10,805	14,645
Total trade and other payables	251,542	262,678

(b)

Trade payables arise mainly from the acquisition of material, supplies and spare parts and services provided by third parties. These obligations have current maturities, accrue no interest and are not secured.

(c)	The movement of dividends payable is presented below:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Beginning balance	567	638	604
Dividends declared and paid, note 17(d) -

Declared dividends to controlling shareholders	18,542	—	—
Dividends paid to controlling shareholders	(18,542)	—	—
Declared dividends to non-controlling shareholders	2,647	6,160	5,140
Dividends paid to non-controlling shareholders	(2,647)	(6,160)	(5,140)
Expired dividends, note 17(c) -	—	(76)	(26)
Other	72	5	60

Ending balance	639	567	638

Sociedad Minera Cerro Verde S.A.A.
Trade and other payables
Trade and other payables

8.    Trade accounts payable

Trade accounts payable are primarily originated by the acquisition of materials, supplies, services and spare parts. These obligations are primarily denominated in US dollars, have current and non-current maturities, and do not accrue interest. No guarantees have been granted. As of December 31, 2022, trade accounts payable includes US$ 35.8 million related to capital projects (US$ 15.1 million as of December 31, 2021).